Revenues - License and Collaboration Agreement (Details) $ in Thousands			1 Months Ended				12 Months Ended
	Oct. 08, 2013 USD ($)	Dec. 21, 2011 USD ($)	Jul. 31, 2021	Oct. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 item
Revenue from license and collaboration agreements-third parties
Clinical trial related costs							$ 255,935	$ 190,051	$ 105,869
Revenue							426,409	356,128	227,976
Goods-Marketed Products
Revenue from license and collaboration agreements-third parties
Revenue							57,057	33,937	11,329
Services -Commercialization-Marketed Products
Revenue from license and collaboration agreements-third parties
Revenue							41,275	27,428	3,734
Services -Collaboration Research and Development
Revenue from license and collaboration agreements-third parties
Revenue							23,741	18,995	9,771
Royalties
Revenue from license and collaboration agreements-third parties
Revenue							26,310	15,064	4,890
Licensing
Revenue from license and collaboration agreements-third parties
Revenue							14,954	23,661
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Maximum amount of series of payments expected to be received	$ 86,500
Life cycle indications ("LCI") | item										3
Remaining per life cycle indication regulatory approval milestone payments					$ 20,000
Remaining regulatory approval milestone payments					$ 60,000
Increase of development and regulatory approval milestones for an initial indication				$ 10,000
Upfront payment							6,500
Development milestone payments achieved							40,000
Percentage of transaction price allocated to license to fruquintinib	90.00%
Percentage of transaction price allocated to research and development services	10.00%
Revenue							77,690	58,003	21,944
License and collaboration agreement with Eli Lilly | Goods-Marketed Products
Revenue from license and collaboration agreements-third parties
Revenue							14,407	15,792	11,329
License and collaboration agreement with Eli Lilly | Services -Commercialization-Marketed Products
Revenue from license and collaboration agreements-third parties
Revenue							41,275	27,428	3,734
License and collaboration agreement with Eli Lilly | Services -Collaboration Research and Development
Revenue from license and collaboration agreements-third parties
Revenue							8,054	4,491	1,991
License and collaboration agreement with Eli Lilly | Royalties
Revenue from license and collaboration agreements-third parties
Revenue							13,954	10,292	4,890
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements-third parties
Percentage of royalties	15.00%				15.00%
Threshold percentage of sales in provinces to promote					30.00%
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements-third parties
Percentage of royalties	20.00%				29.00%
Threshold percentage of sales in provinces to promote					40.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment							20,000
Development milestone payments achieved							40,000
First-sale milestone payment achieved							25,000
Series of payments		$ 140,000
Clinical trial related costs						$ 50,000
Percentage of transaction price allocated to license to savolitinib		95.00%
Percentage of transaction price allocated to research and development services		5.00%
Revenue							51,681	49,055	7,780
License and collaboration agreement with AstraZeneca | Goods-Marketed Products
Revenue from license and collaboration agreements-third parties
Revenue							9,904	6,509
License and collaboration agreement with AstraZeneca | Services -Collaboration Research and Development
Revenue from license and collaboration agreements-third parties
Revenue							14,467	14,113	$ 7,780
License and collaboration agreement with AstraZeneca | Royalties
Revenue from license and collaboration agreements-third parties
Revenue							12,356	4,772
License and collaboration agreement with AstraZeneca | Licensing
Revenue from license and collaboration agreements-third parties
Revenue							$ 14,954	$ 23,661
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements-third parties
Percentage of royalties			30.00%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one		9.00%
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one		13.00%